SHARE-BASED COMPENSATION (Details) - $ / shares						12 Months Ended
	Feb. 27, 2015	Oct. 28, 2014	Aug. 01, 2014	Feb. 27, 2014	Sep. 12, 2013	Mar. 31, 2015	Mar. 31, 2014
Share-based compensation
Share options granted (in shares)						329,800	629,000
Exercise price (in dollars per share)						$ 15.20	$ 5.51
Director
Share-based compensation
Share options granted (in shares)					200,000
Exercise price (in dollars per share)					$ 6.00
Vesting period					3 years 6 months 18 days
Directors and employees | $5.13
Share-based compensation
Share options granted (in shares)		17,200		356,300
Exercise price (in dollars per share)		$ 5.13		$ 5.13
Vesting period		2 years		1 year 4 months 6 days
Directors and employees | $6.00
Share-based compensation
Share options granted (in shares)		8,600		72,700
Exercise price (in dollars per share)		$ 6.00		$ 6.00
Vesting period		2 years		1 year 10 months 28 days
Former shareholder
Share-based compensation
Share options granted (in shares)			300,000
Exercise price (in dollars per share)			$ 16.18
Former employee
Share-based compensation
Share options granted (in shares)	4,000
Exercise price (in dollars per share)	$ 5.13
Vesting period	2 years